Nature of Operations and Business	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Nature of Operations and Business [Line Items]
Nature of Operations and Business

1. Nature of Operations and Business

Matternet, Inc. (the “Company”) is a Delaware corporation headquartered in Mountain View, California, founded in 2011 as a developer of commercial drone delivery systems for urban and suburban environments. The Company designs, builds, and operates autonomous drone networks that enable ultra-fast, low-cost, and zero-emission package delivery across healthcare, commerce, and logistics sectors.

The Company’s integrated platform includes autonomous drones, landing stations, and a cloud-based logistics platform that provides an end-to-end autonomous aerial delivery service for healthcare, e-commerce, and logistics organizations. In addition, the Company expanded into home delivery, launching a consumer drone delivery service.

1. Nature of Operations and Business

Matternet, Inc. (the “Company”) is a Delaware corporation headquartered in Mountain View, California, founded in 2011 as a developer of commercial drone delivery systems for urban and suburban environments. The Company designs, builds, and operates autonomous drone networks that enable ultra-fast, low-cost, and zero-emission package delivery across healthcare, commerce, and logistics sectors.

The Company’s integrated platform includes autonomous drones, landing stations, and a cloud-based logistics platform that provides an end-to-end autonomous aerial delivery service for healthcare, e-commerce, and logistics organizations. In addition, the Company expanded into home delivery, launching a consumer drone delivery service.

Los Altos Ventures Corp. [Member]
Nature of Operations and Business [Line Items]
Nature of Operations and Business

Note 1. Nature of Operations

Los Altos Ventures Corp. (the “Company”) was incorporated in the State of Delaware on June 2, 2025. The Company’s management has chosen December 31 for its fiscal year end.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry, or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officer and directors of the Company.

Note 1. Nature of Operations

Los Altos Ventures Corp., (the “Company”) was incorporated in the State of Delaware on June 2, 2025. The Company’s management has chosen December 31st for its fiscal year end.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry, or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officer and directors of the Company.